Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Sales [Line Items]
Revenues	$ 183,294	$ 130,324
Intersegment Eliminations [Member]
Sales [Line Items]
Revenues	(39,441)
Energía Solar S.A. and Tecnoglass S.A. [Member]
Sales [Line Items]
Revenues	222,735
Energía Solar S.A. Sales [Member]
Sales [Line Items]
Revenues	105,057
Tecnoglass S.A. Sales [Member]
Sales [Line Items]
Revenues	$ 117,678